Prepayments and Other Receivables, Net (Details) - Schedule of Prepayments and Other Receivables - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 28, 2023
Schedule of Prepayments and Other Receivables [Abstract]
Advance to service providers		$ 47,613
Prepaid tax		69,321
Prepaid insurance	62,052	262,682
Receivables from Bsset Technology Limited (“Bsset”)	100,013		$ 100,013
Others	65,679	205,517
Total	227,744	585,133
Allowance for expected credit loss	(2,076)	(67,774)
Prepayments and other receivables after allowance for expected credit loss	$ 225,668	$ 517,359